CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Sep. 30, 2017
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
27.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The condensed financial statements of Origin Agritech Limited (the “parent company”) have been prepared in accordance with accounting principles generally accepted in the United States of America. Under the PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to the parent company in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital, capital surplus and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling RMB109,651 and RMB84,517 as of September 30, 2016 and 2017, respectively.

The following represents condensed unconsolidated financial information of the parent company only:

CONDENSED BALANCE SHEET

	September 30
	2016	2017	2017
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	581	17	3
Other receivables	3	3	1
Prepaid expenses	-	-	-
Due from inter-companies	129,811	109,321	16,472
Total current assets	130,395	109,341	16,476
Investment in unconsolidated subsidiaries	71,512	4,544	684
Total assets	201,907	113,885	17,160

LIABILITIES AND EQUITY
Current liabilities
Due to related parties	1,586	1,576	238
Total current liabilities	1,586	1,576	238
Long-term borrowings	20,033	-	-
Total liabilities	21,619	1,576	238
Total stockholders’ equity	180,288	112,309	16,922
Total liabilities and stockholders’ equity	201,907	113,885	17,160

CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
	Year ended September 30,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$

Revenues	303	204	-	-
Cost of revenues	-	-	-	-
Operating expenses
General and administrative	(4,335)	(16,035)	(3,016)	(455)
Loss from operations	(4,032)	(15,831)	(3,016)	(455)
Equity method loss	(9,223)	(49,009)	(72,491)	(10,922)
Interest expense	(553)	(738)	(167)	(25)
Loss before income taxes	(13,808)	(65,578)	(75,674)	(11,402)
Income tax (expense) benefits
Income tax expense	-	-	-
Reversal of contingent tax liability	-	-	-
Income tax benefits	-	-	-

Net loss	(13,808)	(65,578)	(75,674)	(11,402)
Other comprehensive loss
Foreign currency translation difference	(2,607)	(4,124)	(7,644)	(1,152)
Total comprehensive loss	(16,415)	(69,702)	(83,318)	(12,554)

CONDENSED STATEMENT OF CASH FLOWS

	Year ended September 30,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$

Net cash provided by (used in) operating activities	(7,242)	(20,009)	20,456	3,082
Net cash provided by (used in) financing activities	3,255	14,881	(13,376)	(2,015)
Net increase (decrease) in cash and cash equivalents	(3,987)	(5,128)	7,080	1,067
Cash and cash equivalents, beginning of year	671	341	581	88
Effect of exchange rate changes on cash and cash equivalents	3,657	5,368	(7,644)	(1,152)
Cash and cash equivalents, end of year	341	581	17	3

BASIS OF PRESENTATION

The condensed financial information has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company has used equity method to account for its investments in subsidiaries.